Accounting Policies and Basis of Preparation - Additional Information (Details) - GBP (£) £ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure Of Accounting Policies [Line Items]
Decrease in revenue			£ 299	£ 664
Impairment of financial assets (loan) on first application of IFRS9	£ 38	£ 38
Top of range
Disclosure Of Accounting Policies [Line Items]
Change in depreciation	£ 30	£ 60
RAI
Disclosure Of Accounting Policies [Line Items]
Estimates of useful economic lives for plant and machinery		20-year		30 years
Impairment charge		£ 13
Trade Debtors
Disclosure Of Accounting Policies [Line Items]
Increase Decrease In Accounting Estimate				£ 45
International Businesses
Disclosure Of Accounting Policies [Line Items]
Estimates of useful economic lives for plant and machinery		20-year		14 years
IFRS 15 Revenue
Disclosure Of Accounting Policies [Line Items]
Decrease in revenue				£ 64